Contingent Liabilities and Financial Commitments - US Tobacco Litigation - Additional Information (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2019 GBP (£) Case Reimbursement ClassAction DistrictCourt	Dec. 31, 2019 USD ($) Case Reimbursement ClassAction DistrictCourt	Dec. 31, 2018 Case	Dec. 31, 2019 Case	Sep. 22, 1999 GBP (£)	Sep. 22, 1999 USD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Number of tobacco product liability cases served as a co-defendant	1	1
Total number of cases affirmed in favour of plaintiffs				6
Industry claim for disgorgement					£ 211,000,000,000	$ 280,000,000,000
Number of class action specified the amount of claim | ClassAction	18	18
Number of class actions in lawsuit | ClassAction	17	17
Class action alleged excess amount that plaintiffs seeking	£ 4,000,000	$ 5,000,000
Class Action One
Disclosure Of Commitments And Contingencies [Line Items]
Number of class action alleged that plaintiffs seeking in excess of US$5 million | ClassAction	17	17
Class Action Two
Disclosure Of Commitments And Contingencies [Line Items]
Number of class action alleged that plaintiffs seeking in excess of US$5 million | ClassAction	1	1
Jones v. American Tobacco Co.
Disclosure Of Commitments And Contingencies [Line Items]
Other putative class action case filed date	1998-12	1998-12
Other putative class action case activities current | ClassAction	0	0
Young v. American Tobacco Co.
Disclosure Of Commitments And Contingencies [Line Items]
Other putative class action case filed date	1997-11	1997-11
Reynolds Defendants
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of plaintiffs				46
Reynolds Defendants | Directed Verdict After Jury Reached An Impasse in Punitive Damages Trial
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants				1
Reynolds Defendants | Plaintiff in Phase I And Parties Reached Resolution Agreement Prior To Completion Of Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of plaintiffs				1
Top of Range
Disclosure Of Commitments And Contingencies [Line Items]
Class action alleged maximum amount that plaintiffs seeking	£ 57,000	$ 75,000
United States
Disclosure Of Commitments And Contingencies [Line Items]
Category of case	4	4
Corrective communications through newspaper	4 months	4 months
Corrective communications through television	1 year	1 year
United States | Reynolds Defendants
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases defendants				108
Number of cases, mistrials declared				20
Total number of cases affirmed in favour of defendants				28
Florida
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases dismissed during trial				9
Number of cases continued				2
Number of punitive damage cases				3
Florida | Reynolds Defendants
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants				26
Total number of cases affirmed in favour of plaintiffs				41
VIRGIN ISLANDS, US | Reynolds Defendants
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of plaintiffs				2
MOROCCO | Reynolds Defendants
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants				2
Total number of cases affirmed in favour of plaintiffs				3
RJRT, B&W and Lorillard Tobacco | Crow Creek Sioux Tribe and American Tobacco Co
Disclosure Of Commitments And Contingencies [Line Items]
Number reimbursement pending | Reimbursement	1	1
Other medical reimbursement suits pending | Reimbursement	0	0
SFNTC
Disclosure Of Commitments And Contingencies [Line Items]
Total number of putative class actions filed | ClassAction	17	17
Motion in part granted, date	Dec. 21, 2017	Dec. 21, 2017
Percentage of additive-free in marketing, labelling, advertising and promotion	100.00%	100.00%
SFNTC | United States
Disclosure Of Commitments And Contingencies [Line Items]
Number of district courts filed class actions cases | DistrictCourt	9	9
United States
Disclosure Of Commitments And Contingencies [Line Items]
Total number of tobacco product liability case	3,241	3,241	1
United States | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial	146	146		146
United States | UK Based Group Company
Disclosure Of Commitments And Contingencies [Line Items]
Total number of tobacco product liability case	0	0
United States | Reynolds Defendants
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial	28	28		28
United States | Reynolds Defendants | Bottom of Range
Disclosure Of Commitments And Contingencies [Line Items]
Period of scheduled trials	Dec. 31, 2019	Dec. 31, 2019
United States | Reynolds Defendants | Top of Range
Disclosure Of Commitments And Contingencies [Line Items]
Period of scheduled trials	Dec. 31, 2020	Dec. 31, 2020
United States | Reynolds Defendants | Individual Smoking and Health Cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial	14	14		14
United States | Reynolds Defendants | Filter Cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial	13	13		13
United States | Reynolds Defendants | Other Non-smoking and Health Cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial	1	1		1